Stockholders’ Equity (Details) - Schedule of warrants outstanding and warrants exercisable - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrants Outstanding [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and warrants exercisable [Line Items]
Warrants Outstanding, Exercise price	$ 4.02	$ 4.98
Warrants Outstanding, Number Outstanding (in Shares)	12,607,661	5,658,830
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 3 months 18 days	3 years 9 months 18 days
Warrants Outstanding, Weighted Average Exercise Price		$ 4.97
Warrants Exercisable, Number Exercisable (in Shares)		5,616,330
Warrants Exercisable, Weighted Average Exercise Price		$ 3.79
Warrants Exercisable [Member]
Stockholders’ Equity (Details) - Schedule of warrants outstanding and warrants exercisable [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 3.79
Warrants Exercisable, Number Exercisable (in Shares)	8,607,661
Warrants Exercisable, Weighted Average Exercise Price	$ 3.78